Loans and Other Borrowings - Summary of Unutilised Facilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of facilities provided by banks [line items]
Unutilised facilities provided by banks	$ 1,403	$ 1,155
Due within one year [member]
Disclosure of facilities provided by banks [line items]
Unutilised facilities provided by banks	53	69
After two but before five years [member]
Disclosure of facilities provided by banks [line items]
Unutilised facilities provided by banks	$ 1,350	$ 1,086